Schedule of Fair Value of Purchase Price Consideration (Details) (Parenthetical) - Lemon Glow Company, Inc [Member]	Mar. 12, 2021 USD ($) shares
Business Acquisition [Line Items]
Cash Consideration	$ 4,256,000	[1]
Common Stock [Member]
Business Acquisition [Line Items]
Equity consideration | shares	660,571,429
Preferred Stock Series B [Member]
Business Acquisition [Line Items]
Equity consideration | shares	2,000,000
Promissory Notes [Member]
Business Acquisition [Line Items]
Cash Consideration	$ 3,976,000
Interest rate	5.00%
Cash [Member]
Business Acquisition [Line Items]
Cash Consideration	$ 280,000

[1]	The cash consideration consists of $280,000 in cash and $3,976,000 in promissory notes with 5% simple interest.